Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses And Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities.
Advertising and promotional expenses	¥ 60,546	¥ 25,196
Professional service fees	3,952	11,759
Payable for property, equipment and leasehold improvement, net	140	329
Payable for share repurchase program		949
Payable for remuneration fee of ADR program		3,517
Accrued sales rebates for advertising business	381	467
Provision for litigation contingencies	8,896	2,403
Others	4,576	3,890
Total	¥ 78,491	¥ 48,510